Principal accounting policies (Right-of-use assets) (Detail)	12 Months Ended
Dec. 31, 2020
Buildings
Disclosure of detailed information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	3 - 10 years
Electric utility plant in service
Disclosure of detailed information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	3 - 12 years
Transportation facilities
Disclosure of detailed information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	3 years
Land use rights
Disclosure of detailed information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	10 - 50 years
Others [member]
Disclosure of detailed information about right-of-use assets [line items]
Estimated useful lives of right-of-use assets	5 - 15 years